SHORT-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term investments [Line Items]
Gains (losses)			$ 3,568	$ 175,182
Investees [Member]
Short-term investments [Line Items]
Gains (losses)			3,568	175,100
Equity securities [Member]
Short-term investments [Line Items]
Gains (losses)	[1]		3,568	$ 175,100
Stock dividend recognized as the realized gain of short-term investment		$ 0	$ 157

[1]	During the years ended December 31, 2014, 2015 and 2016, the Company purchased and sold several stocks and recorded $175,100, $3,568 and $nil of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $157 and $nil in the years ended December 31, 2015 and 2016, respectively, and recognized these as realized gain of short-term investments.